Related party disclosures	9 Months Ended
Sep. 30, 2024
Related party disclosures
Related party disclosures

16. Related party disclosures

Parent and ultimate controlling party

Dievini Hopp BioTech holding GmbH & Co. KG (dievini), which is an investment company dedicated to the support of companies in health and life sciences, was the largest shareholder of CureVac. Together with its related parties, dievini has held shares and voting rights in CureVac of approximately 37% during the last twelve months. dievini is thus the de facto parent of the Group. Dietmar Hopp, Daniel Hopp and Oliver Hopp are the ultimate controlling persons (of the main shareholders) of dievini, and, therefore, control the voting and investment decisions of dievini.

Entities controlled by Dievini Hopp BioTech holding GmbH & Co. KG had no significant impact on our unaudited interim condensed consolidated financial statements as of and for the nine months ended September 30, 2024, compared to the details disclosed in Note 16 to our unaudited interim condensed consolidated financial statements as of and for the quarter ended June 30, 2024 as well as in Note 19 to our audited consolidated financial statements included in our Annual Report on Form 20 - F as of and for the year ended December 31, 2023.

Key management personnel transactions

Antony Blanc

As Antony Blanc has left the company as of November 30, 2023, CureVac and Antony Blanc signed a settlement agreement as of September 26, 2023. Under this agreement CureVac incurred cost of EUR 107k for Clarentis SRL entity in 2023. During the nine months ended September 30, 2024, CureVac paid EUR 101k under this agreement.